Foreign currency translation reserve and Other reserves (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders

The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2022		2023
Balance at the beginning of the year	₹	22,936	₹	26,850
Translation difference related to foreign operations, net		4,072		16,538
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income		(158)		(133)
Balance at the end of the year	₹	26,850	₹	43,255

Summary Of Movement In Other Reserve

The movement in other reserves is summarized below:

	Other Reserves
Particulars	Remeasurements of the defined benefit plans		Investment in debt instruments measured at fair value through OCI		Investment in equity instruments measured at fair value through OCI		Capital Redemption Reserve
As at April 1, 2020	₹	(1,120)	₹	2,386	₹	162	₹	647
Other comprehensive income		223		1,851		1,216		-
Buyback of equity shares		-		-		-		475
As at March 31, 2021	₹	(897)	₹	4,237	₹	1,378	₹	1,122

As at April 1, 2021	₹	(897)	₹	4,237	₹	1,378	₹	1,122
Other comprehensive income		399		(1,219)		8,710		-
As at March 31, 2022	₹	(498)	₹	3,018	₹	10,088	₹	1,122

As at April 1, 2022	₹	(498)	₹	3,018	₹	10,088	₹	1,122
Other comprehensive income		(50)		(3,137)		705		-
As at March 31, 2023	₹	(548)	₹	(119)	₹	10,793	₹	1,122